                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002

Check here if Amendment  [ ]                     Amendment No.:  ________
      This Amendment (Check only one):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Bayard D. Waring
Address:    c/o Amelia Peabody Foundation
            One Hollis Street
            Wellesley, MA 02482

Form 13F File Number:    028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring        Gloucester, Massachusetts      February 6, 2003

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             36

Form 13F Information Table Value Total:             $3805 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File No.      Name

1.      28-05993               Philip B. Waring


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                            BAYARD WARING FORM 13F INFORMATION TABLE


       COLUMN 1                    COLUMN 2              COLUMN 3      COLUMN 4

    Name of Issuer              Title of Class            CUSIP         Value
                                                                      (X $1000)

Alliance Resource                   Common              01877R108       291

Amerigas Partners L.P.              Common              030975106       143

Anthracite                          Common              037023108        65

Apex Mortgage                       Common              037564101        33

BP Prudhoe Bay                      Common              055630107       148

Cardinal Health                     Common              14149Y108       237

Citigroup                           Common              172967101       176

Coinstar                            Common              19259P300       113

Dell Computer                       Common              247025109        80

Dime Cmnty Bancorp                  Common              253922108        96

Ducommun                            Common              264147109        95

Duff & Phelps
Util & Corp BD TR                   Common              26432K108        66

Duke Energy                         Common              264399106        78

El Pas Energy                       Common              28368B102       223

Great Plains                        Common              391164100       114

Hospitality Prop.                   Common              44106M102       176

Intel Corp                          Common              458140100        47

JDS UniPhase                        Common              46612J101        35

Johnson & Johnson                   Common              478160104        48

Kinder Morgan
Energy Partners LP                  Common              494550106       210

Millenium                           Common              599902103        40

Mutual Risk Mgmt Ltd                Common              628351108         0

Nat'l Semiconductor                 Common              637640103        90

PCCW Ltd                            Common              Y6802P104        60

Sangstat Med                        Common              801003104        57

Standard Pacific                    Common              85375C101        15

Talx Corp.                          Common              874918105        65

Teco Energy                         Common              872375100        62

Tellabs Inc.                        Common              879664100        29

Torch Offshore                      Common              891019101        44

Triad Hosp                          Common              89579K109       149

TXU Corp.                           Common              873168108        12

Tyco International                  Common              902124106        68

Walgreen                            Common              931422109       146

Washington Mutual                   Common              939322103       138

Wellpoint                           Common              94973H108       356

                                                                       3805



       COLUMN 1                COLUMN 5              COLUMN 6

    Name of Issuer        Shrs or     Sh/ Put/      Investment
                          Prn Amt     Prn Call      Discretion

Alliance Resource          12,000         SH        Shared - Other

Amerigas Partners L.P.      6,000         SH        Shared - Other

Anthracite                  6,000         SH        Shared - Other

Apex Mortgage               5,000         SH        Shared - Other

BP Prudhoe Bay             10,000         SH        Shared - Other

Cardinal Health             4,000         SH        Shared - Other

Citigroup                   5,000         SH        Shared - Other

Coinstar                    5,000         SH        Shared - Other

Dell Computer               3,000         SH        Shared - Other

Dime Cmnty Bancorp          5,000         SH        Shared - Other

Ducommun                    6,000         SH        Shared - Other

Duff & Phelps
Util & Corp BD TR           5,000         SH        Shared - Other

Duke Energy                 4,000         SH        Shared - Other

El Pas Energy               8,000         SH        Shared - Other

Great Plains                5,000         SH        Shared - Other

Hospitality Prop.           5,000         SH        Shared - Other

Intel Corp                  3,000         SH        Shared - Other

JDS UniPhase               14,000         SH        Shared - Other

Johnson & Johnson             900         SH        Shared - Other

Kinder Morgan
Energy Partners LP          6,000         SH        Shared - Other

Millenium                   5,000         SH        Shared - Other

Mutual Risk Mgmt Ltd       11,000         SH        Shared - Other

Nat'l Semiconductor         6,000         SH        Shared - Other

PCCW Ltd                   30,000         SH        Shared - Other

Sangstat Med                5,000         SH        Shared - Other

Standard Pacific              625         SH        Shared - Other

Talx Corp.                  5,000         SH        Shared - Other

Teco Energy                 4,000         SH        Shared - Other

Tellabs Inc.                4,000         SH        Shared - Other

Torch Offshore              8,000         SH        Shared - Other

Triad Hosp                  5,000         SH        Shared - Other

TXU Corp.                     625         SH        Shared - Other

Tyco International          4,000         SH        Shared - Other

Walgreen                    5,000         SH        Shared - Other

Washington Mutual           4,000         SH        Shared - Other

Wellpoint                   5,000         SH        Shared - Other




       COLUMN 1                 COLUMN 7                   COLUMN 8

    Name of Issuer               Other                 Voting Authority
                                Managers          Sole      Shared      None

Alliance Resource                   1            12,000

Amerigas Partners L.P.              1             6,000

Anthracite                          1             6,000

Apex Mortgage                       1             5,000

BP Prudhoe Bay                      1            10,000

Cardinal Health                     1             4,000

Citigroup                           1             5,000

Coinstar                            1             5,000

Dell Computer                       1             3,000

Dime Cmnty Bancorp                  1             5,000

Ducommun                            1             6,000

Duff & Phelps
Util & Corp BD TR                   1             5,000

Duke Energy                         1             4,000

El Pas Energy                       1             8,000

Great Plains                        1             5,000

Hospitality Prop.                   1             5,000

Intel Corp                          1             3,000

JDS UniPhase                        1            14,000

Johnson & Johnson                   1               900

Kinder Morgan
Energy Partners LP                  1             6,000

Millenium                           1             5,000

Mutual Risk Mgmt Ltd                1            11,000

Nat'l Semiconductor                 1             6,000

PCCW Ltd                            1            30,000

Sangstat Med                        1             5,000

Standard Pacific                    1               625

Talx Corp.                          1             5,000

Teco Energy                         1             4,000

Tellabs Inc.                        1             4,000

Torch Offshore                      1             8,000

Triad Hosp                          1             5,000

TXU Corp.                           1               625

Tyco International                  1             4,000

Walgreen                            1             5,000

Washington Mutual                   1             4,000

Wellpoint                           1             5,000
